File No. 333-151037

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 1

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST "GRIT", SERIES 104
                      (Exact Name of Trust)

                   FIRST TRUST PORTFOLIOS L.P.
                    (Exact Name of Depositor)

                     120 East Liberty Drive
                            Suite 400
                    Wheaton, Illinois  60187

  (Complete address of Depositor's principal executive offices)


      FIRST TRUST PORTFOLIOS L.P.  CHAPMAN AND CUTLER LLP
      Attn:  James A. Bowen        Attn:  Eric F. Fess
      120 East Liberty Drive       111 West Monroe Street
      Suite 400                    Chicago, Illinois  60603
      Wheaton, Illinois  60187

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:  x :  immediately upon filing pursuant to paragraph (b)
:    :  September 30, 2009
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104
                                 6,132,180 UNITS


PROSPECTUS
Part One
Dated September 30, 2009

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First Trust GNMA Reinvestment Income Trust "GRIT", Series 104 (the "Trust") is a unit investment trust which invests in a portfolio of fixed-rate mortgage-backed securities issued by Government National Mortgage Association of the modified pass-through type (the "Securities") representing pools of mortgages on 1- to 4-family dwellings issued by Ginnie Mae. At August 3, 2009, each Unit represented a 1/6,132,180 undivided interest in the principal and net income of the Trust (see "The First Trust GNMA Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.45% of the Public Offering Price (4.657% of the net amount invested). At August 3, 2009, the Public Offering Price per Unit was $10.381 plus net interest accrued to date of settlement (three business days after such date) of $0.0076 (see "Public Offering" in Part Two).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                          FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 5.32% per annum on August 3, 2009. Estimated Long-Term Return to Unit holders was 2.96% per annum on August 3, 2009. Estimated Current Return is determined by dividing the Trust's estimated net annual interest income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) factors in the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Securities in the Trust, and (2) takes into account a compounding factor, the sales charge expenses associated with each Unit of the Trust. Since the fair values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the Securities in the trust while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Securities and with changes in the average life assumptions of the GNMA pools. See "Estimated Returns and Estimated Average Life" in Part Two.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 3, 2009
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York Mellon

GENERAL INFORMATION

Principal Amount of Securities in the Trust                                                $58,853,455
Number of Units (rounded to the nearest whole unit)                                          6,132,180
Fractional Undivided Interest in the Trust per Unit                                        1/6,132,180
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                          $61,858,627
   Aggregate Value of Securities per Unit                                                      $10.088
   Principal Cash, Estimated Principal Paydowns, and Expected Distribution, net            $(1,036,413)
   Principal Cash, Estimated Principal Paydowns, and Expected Distribution, net per Unit   $    (0.169)
   Sales Charge 4.657% (4.45% of Public Offering Price)                                         $0.462
Public Offering Price per Unit                                                                 $10.381*
Redemption Price and Sponsor Repurchase Price per Unit
   ($0.462 less than the Public Offering Price per Unit)                                        $9.919*
Discretionary Liquidation Amount of the Trust (Lower of
   $2,000,000 or 40% of the aggregate principal amount of
   Securities deposited during the Initial Offering Period)                                 $2,000,000
Date Trust Established                                                                   June 12, 2008
Mandatory Termination Date                                                           December 31, 2037


*Plus net interest of $0.0076 accrued to date of settlement (three business days after purchase) (see "Public Offering Price per Unit" herein and "Redeeming Your
Units" and "How We Purchase Units" in Part Two).

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104
              SUMMARY OF ESSENTIAL INFORMATION AS OF AUGUST 3, 2009
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                      Trustee: The Bank of New York Mellon

SPECIAL INFORMATION
Calculation of Estimated Net Annual Income per Unit:
   Estimated Annual Interest Income                                                  $ 0.576
   Less:  Estimated Annual Expense                                                   $(0.023)
Estimated Net Annual Interest Income                                                 $ 0.553

Estimated Daily Rate of Net Interest Accrual                                         $ 0.0015
Estimated Current Return Based on Public Offering Price                                5.32 %
Estimated Long-Term Return Based on Public Offering Price                              2.96 %

Trustee's Annual Fee:  $0.0097 per Unit.

Evaluator's Annual Fee: $0.0030 per Unit, plus $0.25 per evaluation for each issue of underlying securities in excess of 50 issues. Evaluations are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m.
Eastern time) on each day on which it is open.

Supervisory Fee payable to an affiliate of the Sponsor: Maximum of $0.0015 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $0.0015 per Unit annually. Income distributions will generally be made on the last day of each month to Unit holders of record on the first day of the month. Amounts in the Principal Account will generally be reinvested during the Reinvestment Period as defined. After the Reinvestment Period, distributions from the Principal
Account will be made in December of each year and also in any month in which the amount available for distribution equals at least $0.01 per unit.
See "Interest and Principal Distributions."

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of The First Trust GNMA
Reinvestment Income Trust "GRIT", Series 104


We have audited the statement of assets and liabilities of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 104 (the "Trust"), including the schedule of investments, as of May 31, 2009, the related statements of operations and of changes in net assets, for the period from June 12, 2008 (Initial Date of Deposit) to May 31, 2009. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 104 at May 31, 2009, and the results of its operations and changes in its net assets for the period from June 12, 2008 (Initial Date of Deposit) to May 31, 2009, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
September 28, 2009

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                       STATEMENT OF ASSETS AND LIABILITIES

                                  May 31, 2009

ASSETS
Securities, at fair value (cost, $67,126,614)                                         $68,087,638
Accrued interest                                                                          325,431
Cash                                                                                       26,843
Receivable from securities sold                                                         2,851,677
Receivable from Trustee for organization costs                                             25,381
                                                                                      -----------
TOTAL ASSETS                                                                          $71,316,970
                                                                                      ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                                   $   367,417
                                                                                      -----------
TOTAL LIABILITIES                                                                         367,417
                                                                                      -----------

Net assets, applicable to 7,126,833 outstanding units
  of fractional undivided interest:
   Cost of securities                                                                  67,126,614
   Net unrealized appreciation (depreciation)                                             961,024
   Distributable funds (deficit), net of deferred sales charges
      of $1,510,991 and organization costs of $33,125                                   2,861,915
                                                                                      -----------
NET ASSETS                                                                             70,949,553
                                                                                      -----------
TOTAL LIABILITIES AND NET ASSETS                                                      $71,316,970
                                                                                      ===========
Net asset value per unit                                                              $     9.955
                                                                                      ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2009

                                                                             Fair
Principal        Pool Number       Interest Rate      Maturity               Value
_________        ___________       _____________      _________              _____
GNMA - 96%
----------
$   99,097       003666            6%                 January 20, 2035       $ 102,838
    16,353       003703            6%                   April 20, 2035          16,970
   345,437       003808            6%                 January 20, 2036         361,060
 1,651,987       003865            6%                    June 20, 2036       1,726,703

   491,365       003879            6%                    July 20, 2036         513,589
 1,578,376       003910            6%                 October 20, 2036       1,649,763

    91,112       003920            6%                November 20, 2036          94,549
 4,460,055       003931            6%                December 20, 2036       4,661,775
    81,964       003966            6%                   March 20, 2037          85,063
 2,090,463       003976            6%                   April 20, 2037       2,185,185
    26,307       003986            6%                     May 20, 2037          27,302
    25,657       003998            6%                    June 20, 2037          26,627
 4,034,078       004006            6%                    July 20, 2037       4,226,951
 1,246,425       004017            6%                  August 20, 2037       1,302,902
 3,367,626       004028            6%               September 20, 2037       3,520,218
 2,250,748       004039            6%                 October 20, 2037       2,352,732
 3,408,820       004049            6%                November 20, 2037       3,563,278
 1,645,930       004060            6%                December 20, 2037       1,720,546
   313,219       580271            6%                    July 15, 2037         327,920
   893,691       608949            6%                    June 15, 2036         935,080
   383,937       610780            6%                 October 15, 2035         402,438
 1,535,355       617251            6%                 October 15, 2036       1,606,461
   627,411       617475            6%                   April 15, 2037         656,860
 3,120,053       617552            6%                     May 15, 2037       3,266,500
   960,632       617611            6%                    July 15, 2037       1,005,722
    16,373       617626            6%                    July 15, 2037          17,019
 2,325,087       617851            6%                December 15, 2037       2,434,220
 1,950,281       621097            6%                   March 15, 2037       2,041,823
    25,410       629892            6%                 January 15, 2035          26,444
    51,574       631088            6%                    June 15, 2036          53,575
   402,007       633019            6%                    July 15, 2037         420,876
    51,222       635425            6%                November 15, 2035          53,306
   879,602       635489            6%                    July 15, 2036         920,338
    43,732       641302            6%                   April 15, 2035          45,512
    17,864       641968            6%                   April 15, 2036          18,557

                                                                   (Continued)

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2009

                                                                    Fair
Principal       Pool Number  Interest Rate     Maturity             Value
$  995,153      646529       6%                    July 15, 2036    $ 1,041,241
   617,522      651914       6%                   April 15, 2036        646,121
    63,384      655411       6%                    June 15, 2036         65,844
 1,061,047      656063       6%                    July 15, 2036      1,110,187
 1,102,914      656213       6%                  August 15, 2036      1,153,993
   255,498      657022       6%                  August 15, 2036        267,330
    51,692      657106       6%                November 15, 2036         53,698
    62,604      657293       6%                  August 15, 2036         65,033
    50,475      657304       6%               September 15, 2036         52,434
   754,304      657907       6%                  August 15, 2036        789,238
 1,717,749      658182       6%                November 15, 2036      1,797,303
 1,680,234      658213       6%                December 15, 2036      1,758,050
   246,290      658491       6%                    July 15, 2037        257,851
   267,665      658570       6%                  August 15, 2036        280,061
   807,110      659615       6%               September 15, 2036        844,490
   379,962      661190       6%                December 15, 2037        397,796
    56,314      661534       6%                December 15, 2036         58,500
    18,044      661547       6%                December 15, 2036         18,744
   529,328      661583       6%                December 15, 2036        553,843
   730,681      661670       6%                December 20, 2036        763,728
 1,436,042      661922       6%                     May 15, 2037      1,503,447
   347,241      663341       6%                December 15, 2036        363,323
   128,131      664460       6%                November 15, 2037        134,145
    36,650      665249       6%                   April 15, 2037         38,096
 1,589,040      669026       6%                     May 15, 2037      1,663,625
 1,352,475      670284       6%                  August 15, 2037      1,415,957
    93,993      670444       6%                    June 15, 2037         97,700
   846,958      670943       6%               September 15, 2037        886,712
   282,526      671101       6%                    July 15, 2037        295,787
   921,556      671325       6%                    July 15, 2037        964,812
   207,089      671453       6%                    July 15, 2037        216,809
 1,413,178      671476       6%                  August 15, 2037      1,479,509
   666,245      672392       6%                December 15, 2037        697,517
    23,626      676135       6%               September 15, 2037         24,557
 1,691,244      676600       6%                November 15, 2037      1,770,628

                                                                   (Continued)

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                             SCHEDULE OF INVESTMENTS

                                  May 31, 2009


    Principal       Pool Number  Interest Rate   Maturity              Fair Value
$   36,995          680652          6%           December 15, 2037     $    38,454
   319,934          782119          6%             August 15, 2036         334,604
   231,282          782167          6%               June 15, 2037         241,898
   160,172          782198          6%            October 15, 2037         167,527
 1,344,588          782244          6%           December 15, 2037       1,406,344
                                                                       -----------
                 Total Securities (total cost $67,126,614) - 96%       $68,087,638
                                                                       ===========


See notes to financial statements.                                 (Concluded)

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                             STATEMENT OF OPERATIONS

                                                                                  Period from
                                                                                 June 12, 2008
                                                                               (Initial Date of
                                                                                  Deposit) to
                                                                                 May 31, 2009
Interest income                                                                  $1,543,340

Expenses:
   Trustee's fees and related expenses                                              (31,709)
   Evaluator's fees                                                                  (5,566)
   Portfolio supervision, bookkeeping and
      administrative fees                                                            (7,166)
   Creation and development fees                                                   (338,442)
   Tax fees                                                                          (4,977)
   Other expenses                                                                   (25,000)
                                                                                 -----------
   Total expenses                                                                  (412,860)
                                                                                 -----------
      Investment income (loss) - net                                              1,130,480

Net gain (loss) on investments:
   Net realized gain (loss)                                                               -
   Change in net unrealized appreciation (depreciation)                             961,024
                                                                                 -----------
                                                                                    961,024
                                                                                 -----------
Net increase (decrease) in net assets
   resulting from operations                                                     $2,091,504
                                                                                 ===========


See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                                 June 12, 2008
                                                                               (Initial Date of
                                                                                 Deposit) to
                                                                                 May 31, 2009
Net increase (decrease) in net assets resulting from operations:
   Investment income (loss) - net                                                $ 1,130,480
   Net realized gain (loss) on investments                                                 _
   Change in net unrealized appreciation
      (depreciation) on investments                                                  961,024
                                                                                 ------------
   Net increase (decrease) in net assets
      resulting from operations                                                    2,091,504
                                                                                 ------------
Units issued                                                                      71,966,953
   Deferred sales charge                                                          (1,505,896)
   Organization costs                                                                (32,867)
                                                                                 ------------
   Total                                                                          70,428,190
                                                                                 ------------
Units redeemed                                                                             -

Distributions to unit holders:
   Investment income - net                                                        (1,713,577)
   Principal from investment transactions                                                  -
                                                                                 ------------
   Total distributions                                                            (1,713,577)
                                                                                 ------------
Total increase (decrease) in net assets                                           70,806,117

Net assets:
   Beginning of the period                                                           143,436
                                                                                 ------------
   End of the period                                                             $70,949,553
                                                                                 ============
Distributable funds (deficit) at end of the year                                 $ 2,861,915
                                                                                 ============
Trust units:
   Beginning of the year                                                              14,764
   Issued                                                                          7,112,069
   Redeemed                                                                                -
                                                                                 ------------
   End of the year                                                                 7,126,833
                                                                                 ============
Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

The First Trust GNMA Reinvestment Income Trust "GRIT", Series 104 (the "Trust") is a unit investment trust which invests in a portfolio of fixed-rate mortgage-backed securities issued by Government National Mortgage Association of the modified pass-through type (the "Securities") representing pools of mortgages on 1- to 4-family dwellings issued by Ginnie Mae. The Trust was established on June 12, 2008 and has a mandatory termination date of December 31, 2037.

2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at values as determined by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"). The values of the Securities are based on (1) current bid prices for the Securities obtained from dealers or brokers who customarily deal in Securities comparable to those held by the Trust, (2) current bid prices of comparable securities, (3) appraisal on the bid side of the market or (4) any combination of the above.

Fair Value Measurements - The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective upon establishment of the Trust. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the security. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

   o  Level 1 - quoted prices in active markets for identical investments
   o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
   o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The valuation techniques used by the Trust to measure fair value during the period June 12, 2008 (Initial Date of Deposit) to May 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Trust's securities carried at fair value:


Valuation Inputs

Level 1--Quoted Price                                       $           -
Level 2--Other Significant Observable Inputs                   68,087,638
Level 3--Significant Unobservable Inputs                                -
                                                            -------------
Total                                                       $  68,087,638
                                                            =============


Interest income - Interest income is recognized on the accrual basis. Interest income also includes the amortization of premium or discount on the Securities. The premium or discount is recognized on a pro rata basis as principal paydowns are received. Such amortization is included in the cost of Securities and not in Distributable funds because it is not currently available for distribution to Unit holders.

Security cost - The Trust's cost of its portfolio is based on the offering prices of the Securities on the date the Securities were deposited in the Trust plus the amortization of market premium or discount. Realized gain (loss) from Security transactions is reported on an identified cost basis. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust, which is an association taxable as a corporation under the Internal Revenue Code, has elected and intends to continue to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By qualifying for and electing such treatment, the Trust will not be subject to federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no federal income tax provision is required. At May 31, 2009, the cost of securities for federal income tax purposes approximated the financial statement cost.

The Trust accounts for uncertain tax positions under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"). The Trust has recognized no liabilities in connection with FIN 48 in the accompanying financial statements.

Expenses of the Trust - The Trust pays a fee for Trustee services of $ 0.0097 per annum per Unit and an annual fee to an affiliate of the Sponsor of $0.0015 per Unit for providing supervisory services as well as bookkeeping and other administrative services. In addition, the Evaluator receives an annual fee based on $0.0030 per Unit outstanding plus $0.25 per evaluation for each issue of underlying securities in excess of 50 issues. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.0500 per unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Actual organizational expenses were $33,125. The maximum amount of organization costs, totaling $58,506, has been transferred out of the Trust. The remaining $25,381 is included in receivable from Trustee for organization costs in the accompanying statement of assets and liabilities.

Reinvestment of Principal by the Trust - In an effort to minimize the effect of principal payments and prepayments, the Sponsor will direct the Trustee to reinvest all payments and prepayments of principal from the underlying Securities into additional GNMA Securities during the period when reinvestment is practical (the "Reinvestment Period"). At the Initial Date of Deposit, the Sponsor expected the Reinvestment Period to last 5 years. There may be times in which such reinvestment will not be feasible for reasons such as the additional GNMA Securities are not available.

Distributions to unit holders - Income distributions to unit holders are made on the last day of each month to unit holders of record on the first day of each month. Distributable funds do not include the amortization of premium or discount as discussed above under "Interest income" as such amortization is included in the cost of Securities. Principal distributions represent a taxable return of capital to unit holders.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at May 31, 2009 follows:

                  Unrealized appreciation                  $1,012,291
                  Unrealized depreciation                     (51,267)
                                                           ----------
                                                           $  961,024
                                                           ==========

4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus a sales charge of 4.95% of the Public Offering Price, which was equivalent to approximately 5.01% of the net amount invested, exclusive of the deferred sales charge and creation and development fees. The maximum sales charge consists of the initial up-front sales charge of $0.112 per unit, the deferred sales charge of $0.345 per unit paid to the Sponsor in three monthly installments ended December 19, 2008 and the creation and development fee.

5.    Financial Highlights

Interest income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The investment income (loss) - net and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                     Period from
                                                                                    June 12, 2008
                                                                                  (Initial Date of
                                                                                     Deposit) to
                                                                                    May 31, 2009
Interest income                                                                        $ 0.447
Expenses                                                                                (0.120)
                                                                                       --------
      Investment income (loss) - net                                                     0.327

Distributions to unit holders:
   Investment income - net                                                              (0.487)
   Principal from investment transactions                                                    -

Net gain (loss) on investments                                                           0.400
                                                                                       --------
      Total increase (decrease) in net assets                                            0.240

Net assets:
   Beginning of the period                                                               9.715
                                                                                       --------
   End of the period                                                                   $ 9.955
                                                                                       ========

Total return                                                                             7.48 % *
Ratio of total expenses to average net assets                                            1.21 % **
Ratio of investment income (loss) - net to
   average net assets                                                                    3.47 % **


*   Not annualized.
** Exclusive of creation and development fees, the ratios of total expenses and net investment income to average net assets would have been 0.22% and 4.46%, respectively.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                               "GRIT", SERIES 104

                                    PART ONE
                         Must be Accompanied by Part Two

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR:                     First Trust Portfolios L.P.
                                             120 E. Liberty Drive, Ste. 400
                                             Wheaton, Illinois  60187
                                             (800) 621-1675

                TRUSTEE:                     The Bank of New York Mellon
                                             101 Barclay Street
                                             New York, New York 10286

                LEGAL COUNSEL                Chapman and Cutler LLP
                TO SPONSOR:                  111 West Monroe Street
                                             Chicago, Illinois 60603

                LEGAL COUNSEL                Carter Ledyard & Milburn LLP
                TO TRUSTEE:                  2 Wall Street
                                             New York, New York 10005

                INDEPENDENT                  Deloitte & Touche LLP
                REGISTERED PUBLIC            111 South Wacker Drive
                ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


             THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                              "GRIT" SERIES

PROSPECTUS
Part Two                                     NOTE: THIS PART TWO PROSPECTUS MAY
Dated September 30, 2009                             ONLY BE USED WITH PART ONE

The First Trust GNMA Reinvestment Income Trust Series is a unit investment trust. The First Trust GNMA Reinvestment Income Trust Series has many separate series. The Part One which accompanies this Part Two describes one such series of the First Trust GNMA Reinvestment Income Trust Series. Each series of the First Trust GNMA Reinvestment Income Trust Series consists of one or more portfolios ("Trust(s)") which invest in fixed-rate mortgage-backed securities issued by Government National Mortgage Association ("GNMA")("Securities"). See Part One for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                            Table of Contents

The First Trust GNMA Reinvestment Income Trust Series    3
Portfolios                                               3
Estimated Returns and Estimated Average Life             3
Risk Factors                                             4
Public Offering                                          5
Distribution of Units                                    6
The Sponsor's Profits                                    7
The Secondary Market                                     8
How We Purchase Units                                    8
Expenses and Charges                                     8
Tax Status                                               9
Retirement Plans                                        10
Rights of Unit Holders                                  10
Interest and Principal Distributions                    11
Redeeming Your Units                                    12
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Rating of the Units                                     14
Information on the Sponsor, Trustee,
     FTPS Unit Servicing Agent and Evaluator            14
Other Information                                       15

                   The First Trust GNMA
             Reinvestment Income Trust Series

The First Trust GNMA Reinvestment Income Trust Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created several similar yet separate series of an investment company which we have named The First Trust GNMA Reinvestment Income Trust Series. See Part One for a description of the series and Trusts for which this Part Two
Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York Mellon as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent for certain Trusts, as set forth in Part One, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts. Each Trust will terminate upon the redemption, sale or other disposition of the last Security held in such Trust, but in no case later than its Mandatory Termination Date set forth in "Summary of Essential Information."

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited portfolios of GNMA securities with the Trustee, and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may periodically be redeemed, prepaid or sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a Trust," to maintain the sound investment character of a Trust. These proceeds will be reinvested to the extent practicable during the Reinvestment Period (as defined below) or used to meet Trust obligations. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in a Trust. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                        Portfolios

Objective.

The objective of each Trust is to provide a high level of current income through an investment in a portfolio of fixed-rate mortgage-backed securities representing pools of mortgages on 1- to 4-family dwellings issued by Ginnie Mae. The Securities, but not the Units or the Trusts, are backed by the full faith and credit of the U.S. government.

Reinvestment. In an effort to minimize the effect of principal payments and prepayments we will direct the Trustee to reinvest all payments and prepayments of principal from the underlying Securities into additional GNMA securities for as long as we think it is practical to do so (the "Reinvestment Period"). From each Trust's Initial Date of Deposit, the Sponsor expects the Reinvestment Period to last approximately 8-10 years for Series 71; 10-12 years for Series 68; 9-11 years for Series 72,73,74 and 75; 5-8 years for Series 77 and 78; and 5 years for Series 79, 80, 81, 82, 83, 86, 87, 89, 90, 92, 94, 95, 97, 100, 102 and 104. The GNMA
securities the Trustee purchased have similar maturities and interest rates as the Securities upon which the principal was received. There may, however, be times during the Reinvestment Period when reinvestment is not feasible because we don't have enough cash to purchase additional GNMA securities without incurring disproportionate expenses, additional GNMA securities are not available or for various other reasons. In those instances a Trust will generally hold the cash until additional purchases are possible or distribute the cash when we think additional purchases are not practical. There will be no attempt to time or delay the purchase of additional Securities for reinvestment to take advantage of market movements.

Of course, as with any similar investment, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" for a discussion of the risks of investing in the Trusts.

                   Estimated Returns and
                  Estimated Average Life

The Estimated Current and Long-Term Returns set forth in the "Summary of Essential Information" in Part One of this prospectus are estimates and are designed to be comparative rather than predictive. We cannot predict your actual return, which will vary with Unit price, the reinvestment of principal, how long you hold your investment and with changes in the portfolio, interest income and expenses. In addition, neither rate reflects the true return you will receive, which will be lower, because neither includes the effect of certain delays in distributions. Estimated Current Return equals the estimated annual interest income to be received from the Securities less estimated annual Trust expenses, divided by the Public Offering Price per Unit (which includes the maximum sales charge). Estimated Long-Term Return is a measure of the estimated return over the Estimated Average Life of a Trust and is calculated using a formula which (1) factors in the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Securities, and
(2) takes into account a compounding factor, the sales charge and expenses. Unlike Estimated Current Return, Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the Securities in a Trust and the estimated period of reinvestment of principal during the Reinvestment Period. We will provide you with estimated cash flows for your Trust at no charge upon your request.

The calculation of Estimated Average Life of a Trust takes into consideration the current composition of the Trust and our estimates of
(1) the period of reinvestment of principal during the Reinvestment Period, (2) the prices of the reinvestment Securities, and (3) the average life characteristics of the reinvestment Securities, which includes an estimated prepayment rate for the remaining term of such Trust's mortgage pools. Each of the primary market makers in GNMA securities uses sophisticated computer models to determine the estimated prepayment rate. These computer models take into account a number of factors and assumptions including: actual prepayment data reported by GNMA for recent periods on a particular pool, the impact of aging on the prepayment of mortgage pools, the current interest rate environment, the coupon, the housing environment, historical trends on GNMA securities as a group, geographical factors and general economic trends. In determining the Estimated Average Life of the Securities in the Trusts we have relied upon the median of the estimated prepayment rates determined by primary market makers. We cannot be certain that this estimate will prove accurate or whether the estimated prepayment rates determined by other primary market makers would have provided a better estimate. Any difference between the estimate we use and the actual prepayment rate will affect the Estimated Long-Term Return of the Trusts.

                       Risk Factors

Price Volatility. The Trusts invest in mortgage-backed securities. The value of these Securities will decline with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. The value of the Securities will also fluctuate with changes in the general condition of the mortgage-backed securities market, changes in inflation rates or when political or economic events affecting Ginnie Mae occur.

Because the Trusts are not managed, the Trustee will not sell Securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of the Trusts will be positive over any period of time or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by the Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Mortgage-Backed Securities. Mortgage-backed securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual mortgage loans are "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Fixed-rate mortgage-backed securities represent a pool of mortgage loans which pay a fixed rate of interest over the life of the loan. The value of fixed-rate mortgage-backed securities generally decreases when interest rates rise.

The market for mortgage-backed securities has become increasingly volatile due to the downturn in the housing and mortgage lending markets. This downturn has led to declines and volatility in the values of mortgage-backed securities as well as uncertainty in the financial sector and the overall economy. The United States and other countries have taken actions to combat the negative effects of the economic downturn including the acquisition of equity stakes in certain financial institutions; the extension of credit at lower interest rates to financial institutions; restrictions on certain investment activities; adjustments to capital requirements and increased oversight and supervision. We cannot predict what impact these government actions might have on the financial sector or the mortgage-backed securities market.

Guarantees. The Securities, but not the Units, are guaranteed as to the timely payment of principal and interest by Ginnie Mae. GNMA securities are supported by the full faith and credit of the U.S. government. You should note that the guaranty does not apply to the market prices and yields of the Securities, which will vary with changes in interest rates and other market conditions.

Reinvestment Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. In addition, we anticipate that the Trusts will receive unscheduled prepayments of principal prior to a Security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. As discussed under "Portfolios" we intend to instruct the Trustee to reinvest principal payments and prepayments into additional Securities during the Reinvestment Period. Reinvestment during periods when interest rates are lower than those prevailing on the Initial Date of Deposit will have the effect of decreasing monthly distributions of interest income from a Trust. Reinvestment of principal into the Ginnie Maes eligible for inclusion in the Trusts will also have the effect of increasing the par value of the Units for reinvestment during periods of increasing interest rates from those prevailing at the Initial Date of Deposit and during periods of declining interest rates the par value of the Units will decrease. In addition, there may be times during the Reinvestment Period when reinvestment is not feasible because we don't have enough cash to purchase additional GNMA securities without incurring disproportionate expenses, additional GNMA securities are not available or for various other reasons. If the Trustee is unable to reinvest these proceeds, the impact on the Trusts would be a loss of anticipated interest, and a portion of its principal investment represented by any premium the Trust may have paid. The number and dollar amount of mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. If you receive principal payments earlier than you expect you may not be able to reinvest these proceeds into an instrument which provides a rate of return equal to or greater than the Trusts.

Mortgage Prepayments and Interest Income. Since the Trusts can only distribute what each receives, interest distributions will decrease as principal payments and prepayments occur. The recent level of historically low interest rates has led to an unprecedented number of mortgage refinancings. As borrowers refinance their mortgages, their existing mortgage debts, some of which may be included in the Securities, are paid off and replaced with new mortgages. The prepayment of existing mortgages has two significant effects on Unit holders: early return of principal and reduced interest income. As mortgages included in the Securities are prepaid, Unit holders will receive their proportionate share as an early return of principal. This decrease in principal will likely reduce the interest payments received by a Trust and distributed to Unit holders. A continuation of increased refinancing activity in the future could lead to a further reduction in income paid to Unit holders.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States which may have a negative impact on mortgage-backed securities or their issuers. In addition, litigation regarding Ginnie Mae or the mortgage-backed securities market may negatively impact the value of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the value of the Securities.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

-  The aggregate underlying value of the Securities;

-  The amount of any cash in the Interest and Principal Accounts;

-  Accrued interest on the Securities; and

-  The sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the aggregate underlying value of the Securities, changes in the value of the Interest and/or Principal Accounts and with the accrual of net interest on the Units.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Accrued Interest.

Accrued interest represents unpaid interest on a Security from the last day it paid interest. Interest on the Securities is paid monthly, although the Trusts accrue such interest daily. Because the Trusts always have an amount of interest earned but not yet collected, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. You will receive the amount, if any, of accrued interest you paid for on the next distribution date. In addition, if you sell or redeem your Units you will be entitled to receive your proportionate share of the accrued interest from the purchaser of your Units.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust.

Discounts for Certain Persons.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, sisters-in-law and brothers-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in the Trusts as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this evaluation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in the Trusts will be determined by the Evaluator as follows:

a) On the basis of current market bid prices for the Securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trusts;

b) If such prices are not available for any of the Securities, on the basis of current market bid prices of comparable securities;

c) By determining the value of the Securities on the bid side of the market by appraisal; or

d) By any combination of the above.

There is a period of a few days (usually eight business days), beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month of the various mortgages underlying each Security will not yet have been reported by the issuer to Ginnie Mae. During this period, the precise principal amount of the Securities will not be known. During this period, for purposes of determining the aggregate underlying value of the Securities and the accrued interest on the Units, the Evaluator will base its valuation and calculations upon the average monthly principal distribution for the preceding three-month period. We don't expect the differences in such principal amounts from month to month to be material. However, there can be no assurance that they will not be material, especially during periods of significant volatility in the mortgage market. If you purchase Units during such time as the Evaluator uses estimates to determine the aggregate underlying value of the Securities and the difference in such principal amounts is material, you should be aware that the value of your Units will fluctuate once the total amount of payments (including prepayments, if any) of principal for the preceding month is known.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of

Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers and other selling agents can purchase Units during the secondary market at prices which represent a concession or agency commission of 2.75% of the Public Offering Price for Series 68 and 71 and 3.0% of the Public Offering Price for Series 72, 73, 74, 75, 77 and 78. For Series
79 and subsequent series, dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum transactional sales charge. We reserve the right to change the amount of concessions or agency commissions from time to time.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of this Trust and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing or purchasing trading systems to process Unit trades. Payments of such additional compensation described in this and the preceding paragraph, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including the Trust, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding the Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how the Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in the Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trust (which may show performance net of the expenses and charges the Trust would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other investments such as the securities comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of the Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of the Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in "Public Offering."

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                   How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of the Trusts are listed under "Summary of Essential Information" in Part One of this prospectus. If actual expenses exceed the estimate, the applicable Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Interest Account of such Trust if funds are available, and then from the Principal Account. The Interest and Principal Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include dealers of a Trust. As Sponsor, we will receive brokerage fees when a Trust uses us (or our affiliates) as agent in selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trust. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. The Trust will pay for such services at standard commission rates.

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to the Trusts with respect to a Trust's Fund/SERV(R) Eligible Units. FTPS Units are Units which are purchased and sold through the Fund/SERV trading system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such service in such year.

In addition to a Trust's operating expenses, and the fees described above, the Trusts may also incur the following charges:

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect the Trusts and the rights and interests of the Unit holders;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. We cannot guarantee that the interest received will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Interest or Principal Accounts, the Trustee has the power to sell Securities to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the costs of these annual audits to the extent the cost exceeds $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Matters.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences. This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Trust Status.

The Trusts intend to qualify as "regulated investment companies" under the federal tax laws. If a Trust qualifies as a regulated investment company and distributes its income as required by the tax law, such Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates Trust distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gain regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from a Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received from a Trust, because the dividends received deduction is generally not available for distributions from regulated investment companies.

If You Sell or Redeem Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

Taxation of Capital Gains and Losses.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Deductibility of Trust Expenses.

Expenses incurred and deducted by a Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Investors.

 If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from your Trust will be characterized as dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by the Trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that such Trust makes certain elections and certain other conditions are met.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. For purposes of record-keeping, the Trustee will treat the FTPS Unit Servicing Agent as sole Record Owner of FTPS Units on its books. The FTPS Unit Servicing Agent will keep a record of all individual FTPS Unit holders, the actual Record Owners of such Units, on its books. It is your responsibility to notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form. All Fee Accounts Units and FTPS Units, however, will be held in uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will send you:

- A written initial transaction statement containing a description of your Trust;

-  A list of the number of Units issued or transferred;

-  Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

-  The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with a statement detailing the per Unit amount of interest (if any) distributed. After the end of each calendar year, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you:

- The amount of interest received by your Trust less deductions for payment of applicable taxes, fees and Trust expenses, redemption of Units and the balance remaining on the last business day of the calendar year;

- The amount of principal on the Securities and the net proceeds received therefrom less deduction for payment of applicable taxes, fees and Trust expenses, redemption of Units and the balance remaining on the last business day of the calendar year;

- The Securities held and the number of Units outstanding on the last business day of the calendar year;

- The Redemption Price per Unit on the last business day of the calendar year; and

- The amounts actually distributed during the calendar year from the Interest and Principal Accounts, separately stated.

           Interest and Principal Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit any interest received on the Securities to the Interest Account. All other receipts, such as return of capital or capital gain dividends, are credited to the Principal Account of a Trust.

After deducting the amount of accrued interest the Trustee advanced to us as Unit holder of record as of the First Settlement Date, the Trustee will distribute any interest in the Interest Account on or near the Interest Distribution Dates to Unit holders of record on the preceding Interest Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No interest distribution will be paid if accrued expenses of a Trust exceed amounts in the Interest Account on the Interest Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in interest received, with principal payments and prepayments and with the sale of Securities. During the Reinvestment Period, the Trustee will generally reinvest principal payments and prepayments into additional Securities. Amounts the Trustee is currently unable to reinvest will be held in the Principal Account until such time as reinvestment is possible or distributed to Unit holders if the Trustee determines that reinvestment is not possible. After the Reinvestment Period, the Trustee will distribute amounts in the Principal Account, net of amounts designated to meet redemptions or pay expenses, on the last day of each month to Unit holder of record on the first day of each month provided the amount equals at least $1.00 per 100 Units. In any case, the Trustee will distribute any funds in the Principal Account in December of each year and as part of the final liquidation distribution. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding." Within a reasonable time after your Trust is terminated you will receive the pro rata share of the money from the sale of the Securities.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. You may elect to have each distribution of interest and principal (interest only during the Reinvestment Period) reinvested into additional Units of your Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. During the Reinvestment Period, all payments and prepayments of principal will be automatically reinvested into additional GNMA securities. Each later distribution of interest and principal (interest only during the Reinvestment Period) on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at the address set forth on the back cover of this prospectus. If your Units are uncertificated, you need only to deliver a request for redemption to the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units). In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing interest will be withdrawn from the Interest Account if funds are available for that purpose, or from the Principal Account. All other amounts paid on redemption will be taken from the Principal Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN, as generally discussed under "Interest and Principal Distributions."

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

-  For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Interest and Principal Accounts not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in a Trust; and

3. accrued interest on the Securities.

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made; and

5. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security has defaulted in the payment of principal or interest on the Securities;

- Any action or proceeding seeking to restrain or enjoin the payment of principal or interest on the Securities has been instituted;

- The issuer of the Security has breached a covenant which would affect the payment of principal or interest on the Security, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- The sale of Securities is necessary or advisable (i) in order to maintain the qualification of a Trust as a "regulated investment company" or (ii) to provide funds to make any distributions for a taxable year in order to avoid imposition of any income or excise taxes on undistributed income in the Trust;

- Such factors arise which, in our opinion, adversely affect the tax or exchange control status of the Securities or a Trust;

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust; or

- As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company.

If a Security defaults in the payment of principal or interest and no provision for payment is made, the Trustee must notify us of this fact within 30 days. If we fail to instruct the Trustee whether to sell or hold the Security within 30 days of our being notified, the Trustee may, in its discretion, sell any defaulted Securities and will not be liable for any depreciation or loss incurred thereby.

Except in instances in which a Trust acquires Replacement Securities, as described in "The First Trust GNMA Reinvestment Income Trust Series," a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, except that we may instruct the Trustee to accept such an offer or to take any other action with respect thereto as we may deem proper if the issuer is in default with respect to such Securities or in our written opinion the issuer will likely default in respect to such Securities in the foreseeable future. Any obligations received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Securities originally deposited in a Trust. We may get advice from the Portfolio Supervisor before reaching a decision regarding the receipt of new or exchanged securities or property. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from a Trust. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the 1940 Act.

The Trustee may sell Securities that we designate; or, without our direction, in its own discretion, in order to meet redemption requests or pay expenses. We will maintain a list with the Trustee of which Securities should be sold.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

-  To cure ambiguities;

-  To correct or supplement any defective or inconsistent provision;

-  To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate upon the redemption, sale or other disposition of the last Security held in such Trust, but in no case later than the Mandatory Termination Date. A Trust may be terminated earlier:

-  Upon the consent of 100% of the Unit holders of such Trust;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 40% of the aggregate principal amount of Securities deposited in such Trust during the initial offering period (the "Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

You will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Interest and Principal Accounts, within a reasonable time after a Trust is terminated.

Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

                    Rating of the Units

The Units of the Trusts are rated "AAA" or "AAAf" by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("Standard & Poor's"). Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA". Capacity to pay interest and repay principal is very strong in "AAA" rated securities. The Fund Credit Quality rating reflects a Trust's protection against losses from credit defaults and the credit quality of a Trust's eligible investments and counterparties.

For GNMA 86 and subsequent series, Units of the Trusts are rated "AAAf."
 Standard & Poor's Fund Credit Quality rating scale ranges from "AAAf" (extremely strong protection against losses from credit defaults) to "CCCf" (extremely vulnerable to losses from credit defaults). Trusts rated "AAAf" provide extremely strong protection against losses from credit defaults. "AAA" or "AAAf" are the highest ratings assigned by Standard & Poor's.

A rating should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units. Standard & Poor's has indicated that a rating is not a "market" rating nor a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of a Trust or sales of Securities from such Trust for less than their purchase price will reduce payment to Unit holders of the interest and principal required to be paid on such Securities. Standard & Poor's has not consented to, and will not consent to, being named an "expert" under U.S. securities laws, including without limitation, Section 7 of the U.S. Securities Act of 1933. Standard & Poor's has been compensated for its services in rating Units of the Trusts.

           Information on the Sponsor, Trustee,
          FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $115 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2008, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $44,448,714 (audited).

This information refers only to us and not to the Trust or to any series of the Trust or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC,

-  Terminate the Indenture and liquidate the Trusts, or

-  Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor, FTPS Unit Servicing Agent or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts and acts as counsel for The Bank of New York Mellon, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

             THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                              "GRIT" SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.
                       Member SIPC o Member FINRA
                         120 East Liberty Drive
                         Wheaton, Illinois 60187
                             1-800-621-1675

   FTPS Unit Servicing Agent:               Trustee:

        FTP Services LLC           The Bank of New York Mellon

     120 East Liberty Drive            101 Barclay Street
     Wheaton, Illinois 60187        New York, New York 10286
         1-866-514-7768                  1-800-813-3074
                                      24-Hour Pricing Line:
                                         1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the SEC in Washington, D.C.
                               under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-3969)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the SEC's Public Reference Room in Washington
 D.C. Information regarding the operation of the SEC's Public Reference
       Room may be obtained by calling the SEC at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                         SEC's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the SEC
                     100 F Street, N.E.
                     Washington, D.C. 20549
     e-mail address: publicinfo@sec.gov

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)


                       The First Trust GNMA Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors                                                   1

Risk Factors

An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the underlying Securities and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments in respect of the underlying mortgages. For example, the high inflation during certain periods, together with the fiscal measures adopted to attempt to deal with it, has resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long-term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future or whether the reinvestment of principal will mitigate the impact of these fluctuations.

The portfolios of the Trusts consists of Ginnie Maes (or contracts to purchase Ginnie Maes) fully guaranteed as to payments of principal and interest by GNMA. Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities within each range set forth in "Schedules of Investments." Current market conditions accord little or no difference in price among individual Ginnie Mae securities with the same coupon within certain ranges of stated maturity dates on the basis of the difference in the maturity dates of each Ginnie Mae. A purchase of Ginnie Maes with the same coupon rate and maturity date within such range will be considered an acquisition of the same security for both additional deposits and for the reinvestment of principal. In the future, however, the difference in maturity ranges could affect market value of the individual Ginnie Maes. At such time, any additional purchases by the Trust will take into account the maturities of the individual securities. The mortgages underlying the Ginnie Maes in the Trust have an original stated maturity of up to 30 years.

The Trusts may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest coupons thereon are lower than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of Ginnie Maes purchased at a market discount will increase in value faster than Ginnie Maes purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of Ginnie Maes purchased at a market discount will decrease faster than Ginnie Maes purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Ginnie Maes and the prepayment benefit for lower yielding, discount Ginnie Maes will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

The Trusts may contain Securities which were acquired at a market premium. Such Securities trade at more than par value because the interest coupons thereon are higher than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Prepayments of principal on securities purchased at a market premium are more likely than prepayments on securities purchased at par or at a market discount and the level of prepayments will generally increase if interest rates decline. Market premium attributable to interest changes does not indicate market confidence in the issue.

The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher current return on Units may occur depending on (i) whether the price at which the respective Ginnie Maes were acquired by the Trust is lower or higher than par, (ii) whether principal is reinvested or distributed to Unit holders and (iii) if reinvestment occurs, whether the Ginnie Maes purchased by the Trustee with reinvested principal are purchased at a premium or discount from par. During periods of declining interest rates, prepayments of Ginnie Maes may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, (i) the reinvestment of principal may be at prices which result in a lower return on Units or (ii) principal will be distributed to Unit holders who cannot reinvest such principal distributions in other securities at an attractive yield.

Description of Securities. The Ginnie Maes included in the Trusts are backed by the indebtedness secured by underlying mortgage pools of up to 30 year mortgages on 1- to 4-family dwellings. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party, such as another mortgage banker, a banking institution, the Veterans Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured"), or Title V of the Housing Act of 1949 ("FMHA Insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of
Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Trusts are mortgages on 1-
 to 4-family dwellings (having a stated maturity of up to 30 years for Securities in the Trusts but an estimated average life of considerably less as set forth in "Special Information"). In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate on the unpaid balance.

To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer), the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guarantee thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then aggregate unpaid principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

Ginnie Mae IIs consist of jumbo pools of mortgages from more than one issuer. By allowing pools to consist of multiple issuers, it allows for larger and more geographically diverse pools. Unlike Ginnie Mae Is, which have a minimum pool size of $1 million, Ginnie Mae IIs have a minimum pool size of $7 million. In addition, the interest rates on the mortgages within the Ginnie Mae II pools will vary unlike the mortgages within pools in Ginnie Mae Is which all have the same rate. The rates on the mortgages will vary from 1/2 of 1% to 1.50% above the coupon rate on the GNMA bond, which is allowed for servicing and custodial fees as well as the GNMA's guaranty fee. The major advantage of Ginnie Mae IIs lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

All of the Ginnie Maes in the Trusts, including the Ginnie Mae IIs, are of the "fully modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Trusts) of their pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers, including, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

The Ginnie Maes in the Trusts are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the Trusts are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."* GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the Trusts) have no security interest in or lien on the underlying mortgages.

The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the Trust and not to the Units offered hereby.

Monthly payments of principal will be made, and additional prepayments of principal may be made, to each Trust in respect of the mortgages underlying the Ginnie Maes in the Trusts. All of the mortgages in the pools relating to the Ginnie Maes in the Trust are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years for the Trust, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, refinancings and payments from foreclosures, is considerably less.

In the mid-1970's, published yield tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid-1950's to the mid-1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable.

A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in a Trust. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the estimates or experience of the FHA, other mortgage lenders, dealers or market makers or other Ginnie Mae investors. It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in a Trust. Even though the reinvestment of principal may mitigate the effects of prepayments of principal, the termination of a Trust might be accelerated as a result of prepayments made as described herein.

* Any statement in this prospectus that a particular security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST "GRIT", SERIES 104, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on October 1, 2009.

                              THE FIRST TRUST GNMA REINVESTMENT
                                INCOME TRUST "GRIT", SERIES 104

                                    (Registrant)

                              By:    FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                              By:    Jason T. Henry
                                     Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                  TITLE*                DATE

Judith M. Van Kampen         Director           )
                             of The Charger     )
                             Corporation, the   )  October 1, 2009
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )

Karla M. Van Kampen-Pierre   Director           )
                             of The Charger     )
                             Corporation, the   )  Jason T. Henry
                             General Partner of )  Attorney-in-Fact**
                             First Trust        )
                             Portfolios L.P.    )

David G. Wisen               Director           )
                             of The Charger     )
                             Corporation, the   )
                             General Partner of )
                             First Trust        )
                             Portfolios L.P.    )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios
       L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment No. 1 to Registration Statement 333-151037 of our report dated September 28, 2009, relating to the financial statements of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 104, appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.






DELOITTE & TOUCHE LLP

Chicago, Illinois
September 28, 2009